[Invesco Advisers, Inc. Letterhead]
Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
April 29, 2011
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549
Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) CIK No. 0000896435
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Series I and II shares of Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Dividend Growth Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. High Yield Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Leisure Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Money Market Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund, Invesco V.I. Utilities Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Equity and Income Fund, Invesco Van Kampen V.I. Global Value Equity Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Mid Cap Growth Fund and Invesco Van Kampen V.I. Mid Cap Value Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 54 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 54 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 28, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,
/s/ Peter Davidson
Peter Davidson
Assistant General Counsel